Securities and Exchange Commission

                             Washington, D.C. 2O549

                                Rule 24f-2 Notice

                                       for

                              DELAFIELD FUND, INC.
                                6OO Fifth Avenue
                            New York, New York 1OO20

                                    under the

                         Investment Company Act of 194O

                           Form N-1A File No. 33-69760

(i)      Fiscal year for which this Notice is filed:

         October 1, 1994 to September 30, 1995

(ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment Company Act of 1940 but which remained unsold at the beginning of such fiscal year:

         None

(iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

         None

(iv)     Number or amount of securities sold during such fiscal year:

         2,620,589.971 shares*

(v) Number or amount of securities sold during such fiscal year in reliance upon Rule 24f-2:

         2,620,589.971 shares

Exhibit:  Opinion of Messrs. Battle Fowler LLP
--------------------------------------------

* The filing fee of $10,370.60 is calculated in accordance with Rule 24f-2(c) and Section 6(b) of the Securities Act of 1933 and based on the following: the actual aggregate sales price of the 2,620,589.971 shares sold during such fiscal year in reliance upon Rule 24f-2 was $31,101,478.45; the actual aggregate redemption price of the 89,769.489 shares redeemed during the fiscal year was $1,026,752.86, none of which were previously used for reduction in filings made pursuant to Rule 24e-2(a) and all of which is being so used for reduction pursuant to this Rule 24f-2 Notice.


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                                    SIGNATURE


         Pursuant to the requirements of Rule 24f-2, Delafield Fund, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 30th day of November, 1995.




                              DELAFIELD FUND, INC.




                              By:/s/ J. Dennis Delafield
                                  J. Dennis Delafield
                                  Chief Executive Officer

                                   CERTIFICATE



         The undersigned, Richard De Sanctis, does hereby certify that:

                  1. He is Treasurer of Delafield Fund, Inc., a Maryland corporation (the "Company").

                  2. A total of 2,620,589.971 shares of the Company's common stock, par value $.001 per share, was sold during the fiscal year of the Company ended September 30, 1994 in reliance upon Rule 24f-2 under the Investment Company Act of 1940 (i) for not less than par value and (ii) in accordance with the terms of the Company's prospectus forming a part of the Company's registration statement under the Securities Act of 1933.

                  The undersigned recognizes that the matters set forth in this Certificate are being relied on by the law firm of Battle Fowler LLP counsel for the Company, in rendering its opinion in connection with the Company's Rule 24f-2 Notice under the Investment Company Act of 1940.

                  IN  WITNESS   WHEREOF,   the  undersigned  has  executed  this
         Certificate as of November 30, 1995.




                                /s/ Richard De Sanctis
                                Richard De Sanctis

                                   CERTIFICATE


         The undersigned, Bernadette N. Finn, does hereby certify that:

                  1. She is Secretary of Delafield Fund, Inc., a Maryland corporation (the "Company").

                  2. The resolutions attached hereto relating to the issuance of the Company's stock, which were duly adopted by the Board of Directors of the Company on October 15, 1993, have not been modified or rescinded, and remain in full force and effect on the date hereof.

                  IN  WITNESS   WHEREOF,   the  undersigned  has  executed  this
         Certificate as of November 30, 1995.




                                   /s/ Bernadette N. Finn
                                   Bernadette N. Finn